Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
		Jun. 13, 2025	Nov. 15, 2024	Jun. 30, 2025	Nov. 30, 2024	Jul. 31, 2025	Dec. 31, 2024	Aug. 31, 2025	Jan. 31, 2025	Sep. 30, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025
C000254727
Account Value [Line Items]
Line Graph and Table Measure Name																			Brown Advisory Flexible Equity ETF
Accumulated Value			$ 10,000		$ 10,332		$ 9,986		$ 10,527		$ 10,174	$ 9,646	$ 9,498	$ 10,066	$ 10,555	$ 10,563	$ 10,695	$ 10,815
C000259983
Account Value [Line Items]
Line Graph and Table Measure Name																			Brown Advisory Sustainable Growth ETF
Accumulated Value		$ 10,000		$ 10,480		$ 10,668		$ 10,416		$ 10,592
C000259984
Account Value [Line Items]
Line Graph and Table Measure Name																			Brown Advisory Sustainable Value ETF
Accumulated Value		10,000		10,344		10,364		10,724		10,768
S&P 500 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																		S&P 500 Index (USD) (NR)
Accumulated Value			$ 10,000		$ 10,280		$ 10,031		$ 10,308		$ 10,170	$ 9,593	$ 9,526	$ 10,121	$ 10,632	$ 10,869	$ 11,085	$ 11,486
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																		Russell 1000 Index (USD) (TR)
Accumulated Value		10,000		10,391		10,621		10,845		11,221
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]																		Russell 1000 Index (USD) (TR)
Accumulated Value		10,000		10,391		10,621		10,845		11,221
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																		Russell 1000 Growth Index (USD) (TR)
Accumulated Value		10,000		10,480		10,876		10,998		11,582
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																			Russell 1000 Value Index (USD)
Accumulated Value		$ 10,000		$ 10,279		$ 10,338		$ 10,668		$ 10,827

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.